UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-6251

               AllianceBernstein Multi-Market Strategy Trust, Inc. (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2004

                     Date of reporting period: July 31, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS.

AllianceBernstein Multi-Market Strategy Trust

PORTFOLIO OF INVESTMENTS
July 31, 2004 (unaudited)

                                                     Principal
                                                        Amount
                                                         (000)      U.S. $ Value
--------------------------------------------------------------------------------

Australia - 5.8%
Debt Obligations - 5.8%
Commonwealth Bank of Australia
     7.13%, 7/10/06 (a)                    US$           5,000    $    5,369,990
European Investment Bank
     5.30%, 4/26/05 (a)                    AUD          10,000         7,001,850
                                                                  --------------

Total Australian Securities
     (cost $10,710,284)                                               12,371,840
                                                                  --------------

Belgium - 3.1%
Government Obligation - 3.1%
Kingdom of Belgium
     3.75%, 3/28/09 (a)
     (cost $6,537,576)                     EUR           5,340         6,491,585
                                                                  --------------

Canada - 6.7%
Debt Obligations - 6.7%
Citigroup Finance Canada, Inc.
     4.30%, 4/25/06 (a)                    CAD          10,000         7,640,412
     4.78%, 6/20/05 (a)                                  3,500         2,680,885
GE Capital Funding
     5.30%, 7/24/07 (a)                                  5,000         3,905,815
                                                                  --------------

Total Canadian Securities
     (cost $12,837,442)                                               14,227,112
                                                                  --------------

Denmark - 1.7%
Government Obligation - 1.7%
Kingdom of Denmark
     7.00%, 11/15/07 (a)
     (cost $3,459,563)                     DKK          20,000         3,608,312
                                                                  --------------

Germany - 6.5%
Debt Obligation - 4.1%
Kredit Fuer Wiederaufbau
     4.50%, 8/03/06 (a)                    EUR           7,000         8,702,289
                                                                  --------------

Government Obligation - 2.4%
Bundesobligation
     4.50%, 8/18/06 (a)                                  4,000         4,983,634
                                                                  --------------

Total German Securities
     (cost $12,882,153)                                               13,685,923
                                                                  --------------

Ireland - 3.1%
Government Obligation - 3.1%
Republic of Ireland
     4.25%, 10/18/07 (a)
     (cost $6,613,431)                     EUR           5,325         6,627,734
                                                                  --------------

Italy - 9.7%
Government Obligation - 9.7%
Republic of Italy
     6.75%, 7/01/07 (a)
     (cost $20,140,487)                                 15,600        20,697,549
                                                                  --------------

Japan - 3.8%
Government Obligation - 3.8%
Government of Japan
     0.30%, 3/20/08
     (cost $8,316,995)                     JPY         913,500         8,119,616
                                                                  --------------

Netherlands - 3.7%
Government Obligation - 3.7%
Government of Netherlands
     5.25%, 7/15/08 (a)
     (cost $7,340,137)                     EUR           6,150         7,924,519
                                                                  --------------

                                                     Principal
                                                        Amount
                                                         (000)      U.S. $ Value
--------------------------------------------------------------------------------

New Zealand - 2.3%
Government Obligation - 2.3%
Government of New Zealand
     8.00%, 11/15/06 (a)
     (cost $5,313,716)                     NZD           7,500    $    4,958,785
                                                                  --------------
Norway - 4.4%
Government Obligation - 4.4%
Government of Norway
     5.50%, 5/15/09 (a)
     (cost $9,292,559)                     NOK          60,000         9,222,403
                                                                  --------------

Poland - 1.4%
Debt Obligation - 1.4%
European Investment Bank
     17.00%, 3/24/05 (a)
     (cost $2,523,021)                     PLN          10,000         2,896,343
                                                                  --------------

Spain - 5.7%
Government Obligation - 5.7%
Government of Spain
     7.35%, 3/31/07 (a)
     (cost $9,987,048)                     EUR           9,000        12,023,773
                                                                  --------------

Sweden - 10.0%
Government Obligation - 10.0%
Government of Sweden
     6.50%, 5/05/08 (a)
     (cost $20,772,457)                    SEK         148,945        21,337,452
                                                                  --------------

United Kingdom - 3.4%
Debt Obligations - 3.4%
Halifax Plc.
     4.75%, 3/24/09 (a)                    EUR           2,000         2,498,236
UBS London
     8.00%, 1/08/07 (a)                    GBP           2,500         4,800,740
                                                                  --------------

Total United Kingdom Securities
     (cost $7,473,810)                                                 7,298,976
                                                                  --------------

United States - 25.6%
Debt Obligations - 4.4%
Citibank, NA
     14.50%, 6/16/05 (a)                   PLN           7,000         2,035,996
Citigroup, Inc.
     6.75%, 12/01/05 (a)                   US$           5,000         5,265,250
Suntrust Bank
     1.44%, 6/02/09 (a)                                  2,000         1,999,600
                                                                  --------------
                                                                       9,300,846
                                                                  --------------

U.S. Government & Government
Sponsored Agency Obligations - 21.2%
Federal Home Loan Bank
     2.75%, 3/14/08 (a)                                  3,500         3,395,959
     3.00%, 4/15/09 (a)                                  4,000         3,821,324
Federal Home Loan Mortgage Corp.
     3.50%, 2/15/08 (a)                    EUR           9,500        11,491,378
Federal National Mortgage Association
     1.75%, 3/26/08 (a)                    JPY       1,110,000        10,363,551
     3.25%, 2/15/09 (a)                    US$           5,000         4,856,215
U.S. Treasury Notes
     2.25%, 2/15/07 (a)                                  4,500         4,425,480
     3.13%, 9/15/08 (a)                                  2,000         1,974,064
     3.13%, 10/15/08 (a)                                 4,925         4,854,784
                                                                  --------------
                                                                      45,182,755
                                                                  --------------
Total United States Securities
     (cost $53,509,316)                                               54,483,601
                                                                  --------------

Total Investments - 96.9%
     (cost $197,709,995)                                             205,975,523
Other assets less liabilities -  3.1%                                  6,590,747
                                                                  --------------

Net Assets - 100%                                                 $  212,566,270
                                                                  ==============

FORWARD EXCHANGE CURRENCY CONTRACTS

                                          U.S. $
                            Contract     Value on      U.S. $       Unrealized
                             Amount    Origination     Current     Appreciation/
                             (000)         Date         Value     (Depreciation)
--------------------------------------------------------------------------------
Buy Contracts
Australian Dollar,
    settling 8/04/04           2,818   $ 2,000,000   $ 1,980,030   $   (19,970)
Chilean Peso,
    settling 8/17/04       1,981,868     3,159,470     3,077,802       (81,668)
Euro Dollar,
     settling
     9/27/04-10/26/04          6,778     8,204,856     8,140,656       (64,200)
New Zealand Dollar,
    settling 8/04/04           3,143     2,000,000     1,999,961           (39)
Polish Zloty,
    settling 7/30/04          19,401     5,289,317     5,335,134        45,817

Sale Contracts
Australian Dollar,
    settling 8/04/04          10,246     7,126,641     7,199,625       (72,984)
British Pound,
    settling 8/12/04           3,534     6,537,838     6,421,305       116,533
Canadian Dollar,
    settling 8/10/04          19,520    14,742,695    14,682,043        60,652
Chilean Peso,
    settling 8/17/04       1,981,868     3,454,839     3,077,802       377,037
Danish Krona,
    settling 9/16/04          22,166     3,689,439     3,581,663       107,776
Euro Dollar,
    settling
    9/27/04-10/26/04          76,908    94,301,405    92,369,172     1,932,233
Japanese Yen,
    settling 8/30/04       1,469,137    13,743,101    13,203,849       539,252
New Zealand Dollar,
    settling 8/04/04           8,062     4,999,545     5,130,691      (131,146)
Norwegian Krona,
    settling 9/16/04          65,139     9,412,532     9,290,281       122,251
Polish Zloty,
    settling
    7/30/04-8/30/04           38,802    10,382,868    10,651,631      (268,763)
Swedish Krona,
    settling 9/16/04         170,572    22,957,260    22,229,848       727,412


(a) Positions, or portion thereof, with an aggregate market value of $ 197,855,907 have been segregated to collateralize forward exchange currency contracts.

      Currency Abbreviations:

      AUD - Australian Dollar
      CAD - Canadian Dollar
      DKK - Danish Krona
      EUR - Euro Dollar
      GBP - British Pound
      JPY - Japanese Yen
      NOK - Norwegian Krona
      NZD - New Zealand Dollar
      PLN - Polish Zloty
      SEK - Swedish Krona
      US$ - United States Dollar

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.       EXHIBITS.

The following exhibits are attached to this Form N-Q:

         EXHIBIT NO.      DESCRIPTION OF EXHIBIT

         11 (a) (1)       Certification of Principal Executive Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

         11 (a) (2)       Certification of Principal Financial Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Multi-Market Strategy Trust, Inc.

By:      /s/ Marc O. Mayer
         -----------------
         Marc O. Mayer
         President

Date:    September 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Marc O. Mayer
         -----------------
         Marc O. Mayer
         President

Date:    September 27, 2004

By:      /s/ Mark D. Gersten
         -------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:    September 27, 2004